Principal Accounting Policies - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Capitalized Software Development Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / ¥	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / ¥
Liquidity
Net (loss)/income	¥ 83,699	$ 11,467	¥ (101,097)	¥ (202,996)
Net cash (used in)/provided by operating activities	96,281	$ 13,189	232,838	(142,991)
Working capital	¥ 309,740
Functional Currency and Foreign Currency Translation
Exchange rate | $ / ¥	7.2993				7.2993
Unamortized amount	¥ 32,849		57,479		$ 4,500
Short-term investments	432,823		777,890		$ 59,297
Asset pledged
Functional Currency and Foreign Currency Translation
Short-term investments	80,000		130,000
Software development cost
Functional Currency and Foreign Currency Translation
Cost capitalized	1,572		2,750	2,467
Amortization expense	3,740		¥ 6,994	¥ 8,678
Unamortized amount	¥ 6,047
Estimated useful life	5 years				5 years